2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Noncontrolling interest percentage	48.20%
Noncontrolling interest	$ 538,698	$ 244,808
Increase in noncontrolling interest	$ 293,890
Increase in noncontrolling interest explanation	The increase of $293,890 in the non-controlling interest was due to the non-controlling interests in net income of subsidiary of $609,228 for the year ended June 30, 2015.
Capitalized product development costs	$ 0	39,545
Product development costs incurred	89,145	310,615
Research and development costs	2,915,143	2,780,000
Advertising costs	23,362	20,869
Warranty expense	0	0
Shipping and handling expense	1,162,427	392,128
Inventory reserve	120,867	0
Goodwill impairment	0	0
Amortization expense	1,223,692	1,287,806
Products purchased	37,944,155	26,574,293
Accounts payable	$ 7,362,075	$ 5,534,168
Sales [Member] | Customer 1 [Member]
Concentration of credit risk	68.00%	42.00%
Sales [Member] | Customer 2 [Member]
Concentration of credit risk	10.00%	12.00%
Sales [Member] | Customer 3 [Member]
Concentration of credit risk		11.00%
Sales [Member] | Customer 4 [Member]
Concentration of credit risk		10.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration of credit risk	87.00%	69.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration of credit risk	7.00%	19.00%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration of credit risk		0.00%
Accounts Receivable [Member] | Customer 4 [Member]
Concentration of credit risk		0.00%
Purchases | Supplier Concentration Risk [Member]
Concentration of credit risk	81.20%	75.80%
Products purchased	$ 30,466,215	$ 20,336,773
Accounts payable	$ 6,749,486	$ 8,817,109